Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
16.
RELATED PARTY TRANSACTIONS

a) Principal related parties

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)

Kingsoft and its subsidiaries and their respective associates (“Kingsoft Group”)

OrionStar and its subsidiaries (“OrionStar Group”)(1)

Pixiu Inc. and its subsidiaries (“Pixiu Group”)

Live.me and its subsidiaries (“Live.me Group”)(2)

Entities controlled by a shareholder of the Group

Entities controlled or influenced significantly by a shareholder of the Group

Entities controlled by a director of the Group

Entities influenced significantly by the Group

Entities that the Group owns 49.6% shares of ownership

(1) OrionStar Group became the subsidiary of the Company since November 30, 2023. As a result, OrionStar Group was not considered as the Group’s related party since then.

(2) Live.me ceased to be a related party of the Group since March 2025, all the shares held by the Group were redeemed by Live.me in February 2025.

b) Material related party transactions

In addition to the transactions detailed elsewhere in these financial statements, the Group had the following material related party transactions for the years ended December 31, 2023, 2024 and 2025:

		For the year ended December 31,
		2023	2024	2025
		RMB	RMB	RMB	US$
Services received from:	(i)
Kingsoft Group		14,248	12,243	12,679	1,813
Tencent Group		13,293	19,444	38,350	5,484
OrionStar Group		2,324	—	—	—
Services provided to:	(ii)
Tencent Group		9,565	6,668	52,832	7,555
OrionStar Group		2,402	—	—	—
Pixiu Group		972	1,220	1,134	162
Live.me Group		35,006	27,531	3,594	514
Sales of products and equipment:
Others		—	17,726	2,246	321
Loans and interest received from :
Pixiu Group	(iii)	1,458	1,519	6,369	911
Loans and interest repaid to:
Others		—	—	49,693	7,106
Purchase of equity interests from:
Kingsoft Group	(iv)	—	—	14,515	2,076

(i)
The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including cloud services, leasing, license and other miscellaneous services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion, distribution and cloud services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.
(ii)
The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support, multi-cloud management and other services.
(iii)
The Group entered into loan agreements with Pixiu Group including a 3-year capital allocation loan which the original expiration date was January 2022 and renewed annually after 2022. The expiration date for the remaining principal balance is extended to November 2026.
(iv)
During the year ended December 31, 2025, Kingsoft Japan, a subsidiary of the Group, repurchased equity interests in Kingsoft Japan from Kingsoft Group for a cash consideration of RMB14,515 (US$2,076). The transaction did not result in a change of control.

c. Balances of related party transactions

The balances between the Group and its related parties as of December 31, 2024 and 2025 are listed below:

(1)
Amount due from related parties, net

	As of December 31,
	2024	2025
	RMB	RMB	US$
Live.me Group	11,877	—	—
Tencent Group	40,481	50,516	7,224
Pixiu Group	21,839	17,245	2,466
Kingsoft Group	6,455	5,716	817
Other related parties	26,282	21,344	3,052
Total	106,934	94,821	13,559

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB	US$
Balance as of January 1	35,582	36,847	5,269
Addition/(Reverse)	1,128	(102)	(15)
Foreign Exchange effect	137	(83)	(12)
Total	36,847	36,662	5,242

(2)
Amount due to related parties

	As of December 31,
	2024	2025
	RMB	RMB	US$
Tencent Group	12,570	9,554	1,366
Kingsoft Group	2,662	3,461	495
Other related parties(i)	54,374	5,598	801
Total	69,606	18,613	2,662

(i)
As of December 31, 2025, amounts due to other related parties primarily consisted of gaming revenue share payables. The decrease in the balance as compared to the prior year end was attributable to the repayment by Beijing OrionStar of a RMB49,693 (US$7,106) convertible loan to Mr. Sheng Fu, chief executive officer and director of the Group.